Revenue - Additional Information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Revenue [Line Items]
Number of reportable segments | Segment	3
Revenue	$ 1,043,991	$ 978,336	$ 782,524
Advance Consideration Received for Future Bookings [Member]
Revenue [Line Items]
Advance from customers reclassified as contract liabilities	71,403	85,272	66,794
Revenue	69,274	57,612
Refund paid to customers	9,229	5,561
Customer Loyalty Programs, Franchisee Fees and Advance Received From GDS Provider [Member]
Revenue [Line Items]
Revenue	2,810	2,134
Refund paid to customers	56	0
Deferred income reclassified as contract liabilities	$ 11,070	$ 3,262	$ 2,435